Income tax payables, income tax assets and deferred income tax - Income tax asset and liability, net (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Nov. 30, 2017	Dec. 31, 2016
Income tax payables, income tax assets and deferred income tax
Income tax payables	$ 4,437		$ 2,091
Withholdings and payments in advance of income taxes	(1,695)		(1,372)
Law No. 26,476 Tax Regularization Regime	6		5
Current income tax liability, net	2,748		724
Law No. 26,476 Tax Regularization Regime	2		7
Non-current Income tax liability	$ 2		$ 7
Personal
Income tax payables, income tax assets and deferred income tax
Income tax payables		$ 3,678